Putnam Managed Municipal Income Trust
The fund's portfolio
1/31/20 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
IO — Interest Only
NATL — National Public Finance Guarantee Corporation
PO — Principal Only
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.94% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (104.9%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.5%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$500,000	$600,590
zero %, 10/1/46	BBB	3,950,000	3,865,707
Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,075,000	2,522,619
5.00%, 9/15/33	AA	275,000	334,942

			7,323,858
Alaska (2.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/44	A+/F	4,750,000	5,294,778
Northern Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/46	B3	6,370,000	6,385,161

			11,679,939
Arizona (3.6%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	559,280
Chandler, Indl. Dev. Auth. Mandatory Put Bonds (6/3/24), (Intel Corp.), 5.00%, 6/1/49	A1	1,200,000	1,388,172
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB	2,330,000	2,673,232
5.00%, 2/15/38	BBB	500,000	584,365
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	820,350
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32 (Prerefunded 7/1/21)	AAA/P	200,000	214,152
(Choice Academies, Inc.), 5.625%, 9/1/42	BB	315,000	329,433
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,853,272
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	425,000	438,264
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	270,373
5.00%, 7/1/35	BB	900,000	986,868
Ser. A, 5.00%, 7/1/35	BB	600,000	657,912
Pinal Cnty., Indl. Dev. Auth. Env. Fac. 144A Rev. Bonds, (Green Bond), 7.25%, 10/1/33	BB-/P	1,750,000	1,842,750
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	2,000,000	2,639,540
5.00%, 12/1/32	A3	570,000	756,037
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med.), 5.00%, 8/1/36	A2	200,000	238,118
(Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	200,000	239,368
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,056,060
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	545,020

			18,092,566
Arkansas (0.6%)
AR Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Baptist Health Oblig. Group)
5.00%, 12/1/47	A	600,000	737,814
4.00%, 12/1/44	A	610,000	676,350
4.00%, 12/1/39	A	585,000	657,493
4.00%, 12/1/37	A	805,000	909,400

			2,981,057
California (3.8%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	660,000	703,138
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	465,000	528,705
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB	665,000	702,606
CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	1,085,200
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,260,402
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	A-/F	1,345,000	1,505,485
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,000,000	1,056,020
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	497,984
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	5,000,000	5,241,250
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	325,000	344,991
Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A	400,000	424,108
Morongo Band of Mission Indians 144A Rev. Bonds, Ser. B, 5.00%, 10/1/42	BBB-/F	2,350,000	2,733,215
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	350,000	377,881
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	560,680
zero %, 8/1/38	BBB/P	2,000,000	757,320
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	835,000	837,923
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	375,000	397,729

			19,014,637
Colorado (2.8%)
Aviation Station North Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/48	B+/P	850,000	913,529
Broadway Station Metro. Dist. No. 2 Co. G.O. Bonds, Ser. A, 5.125%, 12/1/48	B/P	500,000	539,750
Broadway Station Metro. Dist. No. 3 G.O. Bonds, 5.00%, 12/1/49	B/P	500,000	530,795
Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	400,000	432,904
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), Ser. C, 5.375%, 9/1/26	A2	500,000	512,500
CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	810,115
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	871,892
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	300,000	312,378
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43 (Prerefunded 6/1/23)	AAA/P	250,000	288,695
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/48	BB+/F	1,500,000	1,585,305
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	1,250,000	1,379,925
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	500,000	557,720
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	220,000	233,180
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	258,138
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,732,781
Regl. Trans. Dist. Rev. Bonds, (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	763,208
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	575,660
STC Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	1,000,000	1,088,110
Willow Bend Metro. Dist. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB-/P	600,000	648,816

			14,035,401
Connecticut (0.3%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,500,000	1,735,800

			1,735,800
Delaware (1.3%)
DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	A-	500,000	510,375
(Indian River Pwr.), 5.375%, 10/1/45	Baa2	2,600,000	2,658,552
(ASPIRA of Delaware Charter Operations, Inc.), Ser. A, 5.00%, 6/1/51	BB+	1,035,000	1,123,565
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB+	705,000	777,946
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,490,000	1,645,645

			6,716,083
District of Columbia (1.4%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,480,575
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	395,000	411,942
(Howard U.), Ser. A, 6.25%, 10/1/32	BBB-	525,000	547,995
(D.C. Intl. School), 5.00%, 7/1/49	BBB	1,275,000	1,542,610
(KIPP DC), 4.00%, 7/1/39	BBB+	750,000	844,433
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Capital Impt Project), Ser. B, 4.00%, 10/01/44(T)	A-	1,060,000	1,214,491
(Dulles Metrorail & Capital Impt Project), Ser. B, 4.00%, 10/01/49(T)	A-	1,065,000	1,213,224

			7,255,270
Florida (4.5%)
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	250,000	268,168
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A	500,000	534,235
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	380,000	429,134
Greater Orlando Aviation Auth. Rev. Bonds, (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,073,030
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,528,670
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	900,000	968,490
Lakewood Ranch, Stewardship Dist. Special Assmt., (Azario), 4.00%, 5/1/40	B+/P	1,000,000	1,027,920
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	485,000	518,557
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	A-	1,500,000	1,513,620
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds, (Mount Sinai Med. Ctr.), 5.00%, 11/15/29	Baa1	1,000,000	1,096,940
Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	2,000,000	2,167,700
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,364,595
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	606,571
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	569,235
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	690,000	816,029
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BBB-/F	1,000,000	1,107,800
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,670,220
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	540,840
Tallahassee, Hlth. Fac. Rev. Bonds, (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,136,170
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	495,000	518,780
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	875,000	978,058
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	990,000	1,038,322
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	745,000	807,513
Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds, (Phase II), 6.125%, 5/1/39	BBB-/P	365,000	369,062
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	205,000	213,227

			22,862,886
Georgia (3.7%)
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	3,000,000	3,072,990
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	765,000	859,447
GA State Private College & U. Auth. Rev. Bonds, (Mercer U.)
Ser. C, 5.25%, 10/1/30	Baa1	750,000	822,120
Ser. A, 5.25%, 10/1/27	Baa1	1,000,000	1,066,680
Ser. A, 5.00%, 10/1/32	Baa1	1,000,000	1,055,760
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,000,000	1,101,820
5.00%, 3/1/37	BBB-/F	1,450,000	1,623,652
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/34	A3	3,345,000	4,171,951
Muni. Election Auth. of GA Rev. Bonds
(Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	2,000,000	2,289,220
(Plant Vogtle Units 3 & 4), Ser. A, 4.00%, 1/1/59	A2	2,000,000	2,156,140
(Plant Vogtle Units 3 & 4), Ser. A, 4.00%, 1/1/49	A2	500,000	547,215

			18,766,995
Guam (—%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	216,526

			216,526
Hawaii (0.1%)
HI State Dept. Budget & Fin. Rev. Bonds, (Kahala Nui), 5.125%, 11/15/32	A/F	400,000	443,680

			443,680
Idaho (0.4%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 4.00%, 3/1/38	A3	2,000,000	2,203,520

			2,203,520
Illinois (11.3%)
Chicago, G.O. Bonds, Ser. A
6.00%, 1/1/38	BBB+	2,560,000	3,164,877
5.50%, 1/1/49	BBB+	1,000,000	1,215,850
5.00%, 1/1/40	BBB+	2,000,000	2,373,040
5.00%, 1/1/26	BBB+	1,750,000	2,049,478
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	1,556,000	1,559,470
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	1,500,000	1,687,245
Ser. H, 5.00%, 12/1/36	BB-	2,100,000	2,473,128
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	545,270
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A	700,000	862,400
Chicago, Waste Wtr. Transmission Rev. Bonds, (2nd Lien), 5.00%, 1/1/39	A	1,360,000	1,508,131
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/39	A	875,000	987,578
5.00%, 11/1/30	A	1,000,000	1,188,380
Cook Cnty., G.O. Bonds, 5.00%, 11/15/35	A+	500,000	587,150
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	301,000	303,300
IL Fin. Auth. Rev. Bonds, (Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	BB-	500,000	513,270
IL State G.O. Bonds
5.25%, 2/1/30	Baa3	1,000,000	1,116,890
5.00%, 11/1/41	Baa3	1,250,000	1,429,925
5.00%, 1/1/41	Baa3	700,000	790,503
5.00%, 2/1/39	Baa3	200,000	218,516
Ser. A, 5.00%, 5/1/38	Baa3	1,000,000	1,176,960
5.00%, 11/1/34	Baa3	500,000	580,990
Ser. B, 5.00%, 10/1/31	Baa3	1,000,000	1,206,540
Ser. C, 5.00%, 11/1/29	Baa3	3,775,000	4,494,666
5.00%, 1/1/29	Baa3	1,095,000	1,270,222
Ser. A, 5.00%, 12/1/28	Baa3	1,760,000	2,126,379
Ser. D, 5.00%, 11/1/28	Baa3	1,000,000	1,197,800
Ser. D, 5.00%, 11/1/26	Baa3	2,500,000	2,960,800
IL State Fin. Auth. Rev. Bonds
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	540,000	585,468
(Plymouth Place), 5.25%, 5/15/45	BB+/F	1,000,000	1,078,650
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	305,000	333,341
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	700,000	835,576
(Riverside Hlth. Syst.), 4.00%, 11/15/35	A+	500,000	547,715
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A
5.00%, 2/15/47	Baa3	500,000	570,580
5.00%, 2/15/37	Baa3	1,200,000	1,395,864
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
Ser. A, 5.00%, 6/15/50(WIS)	BBB	3,000,000	3,607,560
Ser. B, stepped-coupon zero % (4.950%, 6/15/31), 12/15/47(STP)	BBB	1,500,000	1,203,240
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,210,690
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	2,000,000	2,575,460
Ser. A, 5.00%, 1/1/36	AA-	1,600,000	2,019,616
Ser. A, 4.00%, 1/1/39	AA-	1,750,000	2,006,935

			57,559,453
Indiana (0.4%)
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/29	A-	500,000	535,440
Valparaiso, Exempt Facs. Rev. Bonds, (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,125,000	1,310,153

			1,845,593
Iowa (0.2%)
IA State Fin. Auth. Midwestern Disaster Rev. Bonds, (IA Fertilizer Co., LLC), 5.25%, 12/1/25	B+	750,000	833,745

			833,745
Kansas (0.2%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/33	BB-/P	500,000	558,415
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	AA	475,000	503,890

			1,062,305
Kentucky (2.4%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	1,050,460
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,100,000	1,251,261
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	125,000	147,341
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	943,560
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	4,635,000	5,206,681
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A	3,000,000	3,407,670

			12,006,973
Louisiana (1.6%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A, 5.00%, 7/1/59	A3	3,000,000	3,596,100
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	500,000	5
Pub. Fac. Auth. Rev. Bonds, (Tulane U.), Ser. A, 4.00%, 12/15/50	A2	750,000	831,975
St. John The Baptist Parish Mandatory Put Bonds (7/1/24), (Marathon Oil Corp.), Ser. A-2, 2.10%, 6/1/37	BBB	3,000,000	3,079,710
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	423,654

			7,931,444
Maine (0.5%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	1,000,000	1,082,280
(MaineGeneral Health Oblig. Group), 6.95%, 7/1/41	Ba3	1,000,000	1,069,080
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	500,000	572,200

			2,723,560
Maryland (1.1%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	550,000	624,371
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 3.75%, 7/1/39	BB/P	1,410,000	1,454,006
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	573,485
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	1,126,410
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	280,745
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,634,550

			5,693,567
Massachusetts (1.2%)
Lowell, Collegiate Charter School Rev. Bonds
5.00%, 6/15/54	BB-/P	1,250,000	1,340,600
5.00%, 6/15/39	BB-/P	1,000,000	1,087,250
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	100,000	112,061
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	100,000	116,896
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	439,022	129,419
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.)
5.125%, 11/15/46	BB/F	1,000,000	1,140,680
5.00%, 11/15/38	BB/F	500,000	573,120
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	995,000	746,250
MA State Port Auth. Special Fac. Rev. Bonds, (Conrac), Ser. A, 5.125%, 7/1/41	A	750,000	789,555

			6,035,831
Michigan (5.2%)
Detroit, G.O. Bonds, 5.00%, 4/1/37	Ba3	750,000	858,045
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,019
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	798,990
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A	2,000,000	2,396,980
Kentwood, Economic Dev. Rev. Bonds, (Holland Home), 5.625%, 11/15/32	BBB-/F	2,195,000	2,370,710
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Obligated Group)
5.00%, 11/15/41	BBB-/F	1,000,000	1,144,020
5.00%, 11/15/32	BBB-/F	1,250,000	1,457,038
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	468,524
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A+	600,000	688,854
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.00%, 2/1/47	BB+	2,150,000	2,379,319
MI State Fin. Auth. Rev. Bonds (Trinity Health Corp. Oblig. Group), Ser. A
5.00% 12/1/47(T)	AA-	8,500,000	9,468,151
4.00% 12/1/49(T)	Aa3	2,125,000	2,422,407
MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,509,084
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/43	BBB-/F	500,000	571,345

			26,538,485
Minnesota (1.0%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	393,406
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	531,335
Rochester, Hlth. Care Fac. Rev. Bonds, (Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,018,430
Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds, (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	535,885
5.25%, 9/1/27	B-/P	750,000	810,278
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A
6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	272,165
6.375%, 9/1/31	BBB-	250,000	267,005
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,125,000	1,127,453

			4,955,957
Mississippi (2.2%)
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. A, 1.20%, 12/1/30	VMIG1	5,675,000	5,675,000
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	5,600,000	5,635,112

			11,310,112
Missouri (0.8%)
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	964,889
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village Oblig. Group), Ser. A, 5.00%, 9/1/38	BB+/F	2,500,000	2,833,675

			3,798,564
Nebraska (1.0%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	4,500,000	5,089,635

			5,089,635
Nevada (1.3%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/21	A	425,000	446,021
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	465,000	515,741
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/31	B+/P	395,000	425,060
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	310,000	335,839
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	250,000	275,688
Las Vegas, Special Impt. Dist. No. 814 Special Assmt., (Summerlin Village No. 21 and 24A)
4.00%, 6/1/44	BB-/P	650,000	684,619
4.00%, 6/1/39	BB-/P	450,000	477,320
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/33	AA	3,095,000	3,538,854

			6,699,142
New Hampshire (1.8%)
National Fin. Auth. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. C, 4.875%, 11/1/42	B1	1,275,000	1,357,403
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6.875%, 7/1/41	BB+/P	2,000,000	2,099,220
(Rivermead), Ser. A, 6.625%, 7/1/31	BB+/P	1,320,000	1,387,703
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,176,180
(Kendel at Hanover), 5.00%, 10/1/40	BBB+/F	585,000	658,722
(Elliot Hosp.), 5.00%, 10/1/38	A-	250,000	293,560
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,177,030
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42	B-/P	750,000	837,420

			8,987,238
New Jersey (6.7%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 4.00%, 3/1/42	AA	1,250,000	1,376,425
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	995,000	1,141,484
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	1,000,000	1,133,920
Ser. EEE, 5.00%, 6/15/48	Baa1	3,000,000	3,536,850
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,148,910
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	408,849
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	545,740
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,628,560
5.00%, 6/15/26	Baa1	500,000	537,635
(NJ Transit Trans.), Ser. A, 4.00%, 11/1/39	Baa1	2,000,000	2,226,440
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	BB	1,500,000	1,731,135
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	1,500,000	1,770,915
NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.), Ser. D, 4.875%, 11/1/29	A1	700,000	716,254
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,000,000	2,112,580
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. A
5.00%, 12/15/39	Baa1	875,000	1,065,479
5.00%, 12/15/35	Baa1	2,600,000	3,153,930
5.00%, 12/15/34	Baa1	1,800,000	2,189,556
North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42 (Prerefunded 6/1/22)	AAA/P	55,000	60,270
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/46	BB+	3,300,000	3,782,889
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,450,000	1,556,010

			33,823,831
New Mexico (1.4%)
Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	500,000	507,750
(AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	2,000,000	2,050,340
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A, 4.00%, 8/1/48	AA	3,400,000	3,860,258
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/39	BB+/F	500,000	564,025

			6,982,373
New York (6.2%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	300,000	298,317
Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	3,000,000	3,491,940
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.39%, 11/1/26	AA	2,530,000	2,531,796
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 4.00%, 11/01/41(T)	Aa1	5,000,000	5,851,475
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BBB	1,700,000	1,791,171
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/42(T)	AA+	10,845,000	13,212,111
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	849,818
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,350,000	2,615,339
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,041,250

			31,683,217
North Carolina (1.3%)
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Salemtowne), 5.375%, 10/1/45	BB/P	1,615,000	1,790,114
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	400,000	442,420
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	825,000	891,800
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/38	BBB/F	1,750,000	2,076,988
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	1,063,305
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	500,000	538,230

			6,802,857
Ohio (4.5%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	4,000,000	4,070,400
Ser. A-3, 6.25%, 6/1/37	CCC+	5,850,000	6,095,700
Ser. A-2, 6.00%, 6/1/42	B3	4,000,000	4,023,080
Ser. B, zero %, 6/1/47	CCC+/P	10,000,000	751,500
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	1,500,000	1,763,355
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB/F	1,250,000	1,272,188
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 5.625%, 8/15/29	Baa1	245,000	245,897
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,341,708
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College), 5.00%, 7/1/44 (Prerefunded 7/1/20)	A	525,000	533,705
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	868,995
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	900,000	983,232
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	BB-/F	150,000	159,449
Toledo-Lucas Cnty., Port Auth. FRB, (CSX Transn, Inc.), 6.45%, 12/15/21	A3	500,000	544,150

			22,653,359
Oklahoma (0.5%)
Tulsa Cnty., Indl. Auth. Rev. Bonds, (Sr. Living Cmnty. Montereau, Inc.), Ser. A, 7.125%, 11/1/30 (Prerefunded 5/1/20)	BB-/P	1,250,000	1,268,313
Tulsa, Muni. Arpt. Trust Rev. Bonds, (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	1,250,000	1,380,913

			2,649,226
Oregon (1.1%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BBB/F	350,000	379,859
Portland, Rev. Bonds, Ser. C, 7.701%, 6/1/22	Aaa	4,000,000	4,330,120
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/36	A3	500,000	600,830
5.00%, 11/1/34	A3	200,000	242,416

			5,553,225
Pennsylvania (3.7%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.50%, 10/15/30	Baa3	1,000,000	1,025,030
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	1,820,000	2,037,253
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/35	A	1,200,000	1,479,000
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	750,000	824,393
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	389,354
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,091,630
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	547,615
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	500,000	570,970
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	500,000	534,890
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	1,500,000	1,641,720
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. A, 3.25%, 8/1/39	B	2,200,000	2,220,174
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43 (Prerefunded 10/1/21)	AAA/P	500,000	544,100
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	785,000	837,242
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A3	1,500,000	1,845,405
Ser. B-1, 5.00%, 6/1/42	A3	900,000	1,072,818
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	AAA/P	1,055,000	1,080,647
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	865,706

			18,607,947
Puerto Rico (0.2%)
Cmnwlth. of PR, G.O. Bonds, (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	Baa2	1,000,000	1,013,600

			1,013,600
Rhode Island (0.3%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/25	BBB+	1,500,000	1,772,085

			1,772,085
South Carolina (2.8%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.375%, 11/1/49	BB-/P	1,000,000	1,023,870
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds, (High Point Academy), Ser. A
5.75%, 6/15/49	Ba1	1,000,000	1,129,030
5.75%, 6/15/39	Ba1	500,000	570,385
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	2,000,000	2,278,500
Ser. C, 5.00%, 12/1/46	A2	2,500,000	2,836,375
(Santee Cooper), Ser. D, 5.00%, 12/1/43	A2	1,000,000	1,070,480
Ser. A, 5.00%, 12/1/36	A2	1,000,000	1,190,420
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 1.643%, 10/1/31	Aa3	3,980,000	3,994,607

			14,093,667
Tennessee (0.6%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Mandatory Put Bonds (7/1/21), (Vanderbilt U. Med. Ctr.), Ser. D, 4.234%, 7/1/46	A3	2,000,000	2,036,960
Tennergy Corp., Gas Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa2	1,000,000	1,163,240

			3,200,200
Texas (9.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,120,690
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	525,000	578,519
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	2,500,000	2,885,375
(Idea Pub. Schools), 5.00%, 8/15/32	A-	315,000	341,098
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	200,000	241,940
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	2,535,000	2,729,815
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	250,000	277,098
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	1,000,000	1,073,230
Houston, Arpt. Syst. Rev. Bonds, Ser. B-1
5.00%, 7/15/35	BB	2,500,000	2,846,475
5.00%, 7/15/30	BB	650,000	743,353
La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35	BB+	1,000,000	1,092,870
Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds, (Southwest Airlines Co.), 5.25%, 11/1/40	A3	3,500,000	3,602,760
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,536,413
Montgomery Cnty., Toll Road Auth. Rev. Bonds, 5.00%, 9/15/36	BBB-	1,110,000	1,271,794
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	539,575
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Ba1	1,830,000	1,969,977
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	541,410
(MRC Crestview), 5.00%, 11/15/36	BB+/F	200,000	220,584
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,080,490
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.), 5.00%, 6/15/48	BB-/P	500,000	516,740
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	BB+	1,500,000	1,662,165
TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	2,500,000	2,556,600
(Segment 3C), 5.00%, 6/30/58	Baa3	2,500,000	2,963,325
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,652,250
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	500,000	567,230
5.00%, 12/31/50	Baa3	750,000	853,560
TX State G.O. Bonds, Ser. A, 5.00%, 10/01/44(T)	Aaa	8,000,000	9,294,439
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	700,000	330,008
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	700,000	801,773

			45,891,556
Utah (0.6%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 4.00%, 10/15/39	BBB-/F	1,500,000	1,622,670
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 1.18%, 5/15/37	VMIG1	500,000	500,000
UT State Charter School Fin. Auth. Rev. Bonds, (Summit Academy, Inc.), Ser. A, 5.00%, 4/15/44	AA	625,000	767,294

			2,889,964
Virginia (2.2%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,064,640
Front Royal & Warren Cnty., Indl. Dev. Auth. Rev. Bonds, (Valley Hlth. Oblig. Group), 4.00%, 1/1/50	A1	2,500,000	2,712,550
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (United Methodist Homes), 5.00%, 6/1/22	BB+/P	625,000	669,588
King George Cnty., Indl. Dev. Auth. Mandatory Put Bonds (5/1/20), (Waste Mgt., Inc.-King George Landfill, Inc.), Ser. A, 2.50%, 6/1/23	A-	1,875,000	1,945,819
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	724,640
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	485,000	509,337
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/49	Baa3	1,000,000	1,165,090
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	553,895
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	740,000	816,612
(Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,150,000	1,225,429

			11,387,600
Washington (3.1%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	872,588
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	625,000	710,481
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	800,000	877,248
Skagit Cnty., Pub. Hosp. Rev. Bonds, (Dist. No. 001), 5.75%, 12/1/35 (Prerefunded 12/1/20)	Baa2	2,500,000	2,597,925
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,275,000	1,333,676
WA State G.O. Bonds, Ser. 21A
5.00%, 6/1/39(WIS)	Aaa	1,750,000	2,159,868
5.00%, 6/1/34(WIS)	Aaa	2,025,000	2,537,143
5.00%, 6/1/31(WIS)	Aaa	1,000,000	1,262,840
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.205%, 1/1/42	A+	1,700,000	1,719,533
WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	540,915
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB/F	1,175,000	1,322,510

			15,934,727
Wisconsin (2.2%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	380,681
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,150,000	1,336,657
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	BBB	300,000	330,288
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	250,000	283,513
5.00%, 5/1/42	BBB+	1,090,000	1,241,575
Pub. Fin. Auth. Ltd. Oblig. Pilot 144A Rev. Bonds, (American Dream at Meadowlands), 7.00%, 12/1/50	BB/P	1,000,000	1,208,010
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	1,750,000	2,020,218
Pub. Fin. Auth. Retirement Fac. Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/43	BB/F	750,000	837,720
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	250,000	259,850
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,973,430
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	430,342
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	1,037,506

			11,339,790

Total municipal bonds and notes (cost $497,881,761)			$532,679,046

SHORT-TERM INVESTMENTS (1.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.70%(AFF)	Shares	7,863,310	$7,863,310
U.S. Treasury Bills 1.565%, 6/11/20		$292,000	290,422
U.S. Treasury Bills 1.908%, 3/12/20		152,000	151,754
U.S. Treasury Bills 1.571%, 5/7/20(SEG)		64,000	63,743

Total short-term investments (cost $8,369,111)			$8,369,229
TOTAL INVESTMENTS

Total investments (cost $506,250,872)			$541,048,275

FUTURES CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Short)	13	$2,125,906	$2,125,906	Mar-20	$(55,308)

Unrealized appreciation					—

Unrealized (depreciation)					(55,308)

Total					$(55,308)

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$10,800,000	$212,641	(E)	$—	10/18/31	1.404% — Quarterly	SIFMA Municipal Swap index — Quarterly	$(212,640)
	20,000,000	195,840	(E)	—	10/18/26	SIFMA Municipal Swap index — Quarterly	1.182% — Quarterly	195,840
	37,830,000	328,137	(E)	—	10/20/26	SIFMA Municipal Swap index — Quarterly	1.159% — Quarterly	328,137
	11,135,000	327,592	(E)	—	10/21/41	1.559% — Quarterly	SIFMA Municipal Swap index — Quarterly	(327,592)

	Upfront premium received			—		Unrealized appreciation		523,977

	Upfront premium (paid)			—		Unrealized (depreciation)		(540,232)

	Total			$—			Total	$(16,255)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$3,970,000	$21,494	$—	4/16/20	—	1.02% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$21,494
Citibank, N.A.
6,900,000	10,971	—	4/28/20	—	0.95% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	10,971
7,800,000	20,171	—	4/28/20	—	0.97% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	20,171
8,500,000	128,231	—	4/16/20	—	1.38% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	128,231
2,075,000	176,294	—	2/10/20	—	2.24% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	176,294
955,000	151,806	—	6/2/20	—	2.7% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(151,806)
1,915,000	307,695	—	6/4/20	—	2.71% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(307,695)
Morgan Stanley & Co. International PLC
10,000,000	35,010	—	4/22/20	—	0.985% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	35,010
3,970,000	20,934	—	4/21/20	—	1.02% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	20,934

Upfront premium received		—	Unrealized appreciation			413,105

Upfront premium (paid)		—	Unrealized (depreciation)			(459,501)

Total		$—			Total	$(46,396)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $507,763,604.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/20
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$41,423,576	$33,560,266	$23,866	$7,863,310

	Total Short-term investments	$—	$41,423,576	$33,560,266	$23,866	$7,863,310
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $59,748.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security (Note 1).
	At the close of the reporting period, the fund maintained liquid assets totaling $57,385,912 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.94%, 1.66% and 1.75%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	22.80%
	Education	13.0
	State debt	11.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $140,089 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
	At the close of the reporting period, the fund’s investments with a value of $42,676,297 were held by the TOB trust and served as collateral for $26,628,318 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $63,425 for these investments based on an average interest rate of 1.12%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$532,679,046	$—
Short-term investments	7,863,310	505,919	—

Totals by level	$7,863,310	$533,184,965	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	(55,308)	—	—
Interest rate swap contracts	—	(16,255)	—
Total return swap contracts	—	(46,396)	—

Totals by level	$(55,308)	$(62,651)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	10
OTC interest rate swap contracts (notional)	$80,200,000
OTC total return swap contracts (notional)	$40,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com